BUSINESS SEGMENTS (Tables)	12 Months Ended
Jul. 22, 2013
Segment Reporting [Abstract]
Summary of Certain Key Financial Measures

The following is a summary of certain key financial measures for the respective fiscal periods indicated.

(In millions)	2012	2011	2010
Revenue:
Lifestyle Group	$309.6	$147.4	$134.6
Performance Group	674.6	619.4	514.6
Heritage Group	563.9	553.8	501.8
Other	92.7	88.5	97.5

Total	$1,640.8	$1,409.1	$1,248.5

Depreciation expense:
Lifestyle Group	$1.9	$0.5	$0.4
Performance Group	2.8	2.1	2.2
Heritage Group	1.1	1.0	0.9
Other	4.0	3.6	3.4
Corporate	11.4	7.7	7.6

Total	$21.2	$14.9	$14.5

Operating profit:
Lifestyle Group	$44.6	$32.2	$29.1
Performance Group	128.4	135.5	108.0
Heritage Group	83.5	91.6	87.6
Other	(1.1)	—	1.6
Corporate	(141.7)	(89.1)	(84.1)

Total	$113.7	$170.2	$142.2

Additions to property, plant and equipment:
Lifestyle Group	$1.7	$1.9	$0.7
Performance Group	1.9	3.7	2.6
Heritage Group	0.3	1.5	1.5
Other	2.5	1.1	4.5
Corporate	8.5	11.2	7.1

Total	$14.9	$19.4	$16.4

Total assets:
Lifestyle Group	$1,338.3	$76.2
Performance Group	513.7	231.2
Heritage Group	319.0	234.0
Other	80.8	60.4
Corporate	362.6	249.9

Total	$2,614.4	$851.7

Goodwill:
Lifestyle Group	$349.5	$6.4
Performance Group	87.0	10.4
Heritage Group	23.4	22.1

Total	$459.9	$38.9

Geographic Information, Based on Shipping Destination, Related to Revenue from External Customers

Geographic information, based on shipping destination, related to revenue from external customers included in the consolidated statements of operations is as follows:

(In millions)	2012	2011	2010
United States	$1,079.9	$842.0	$768.6
Foreign:
Europe	310.1	336.9	218.5
Canada	112.6	114.0	103.4
Other	138.2	116.2	158.0

Total from foreign territories	560.9	567.1	479.9

	$1,640.8	$1,409.1	$1,248.5

Company's Long-Lived Assets (Primarily Property, Plant and Equipment)	The location of the Company’s long-lived assets (primarily property, plant and equipment) is as follows:

(In millions)	2012	2011
United States	$136.8	$71.4
Foreign countries	14.2	8.9

	$151.0	$80.3